S000003887 [Member] Investment Objectives and Goals - Putnam VT Research Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary Prior to May 1, 2026, Putnam VT U.S. Research Fund was named Putnam VT Research Fund.
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital appreciation.